Summary of Significant Accounting Policies - Concentration and risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration and risks
Accounts receivable, net	$ 27,254,634	$ 23,373,969	$ 10,979,821
Revenues	177,883,105	134,109,632	37,334,966
Accounts receivables | Company B | Customer risk
Concentration and risks
Accounts receivable, net		$ 8,856,527
Concentration risk (as a percent)		37.89%
Accounts receivables | Company C | Customer risk
Concentration and risks
Accounts receivable, net		$ 2,928,045
Concentration risk (as a percent)		12.53%
Accounts receivables | Company D | Customer risk
Concentration and risks
Accounts receivable, net	$ 17,944,840
Concentration risk (as a percent)	61.82%
Accounts receivables | Company E | Customer risk
Concentration and risks
Accounts receivable, net	$ 4,142,638
Concentration risk (as a percent)	14.27%
Accounts receivables | Company F | Customer risk
Concentration and risks
Accounts receivable, net	$ 3,840,005
Concentration risk (as a percent)	13.23%
Revenue | Company A | Customer risk
Concentration and risks
Revenues			$ 6,919,426
Concentration risk (as a percent)			18.53%
Revenue | Company B | Customer risk
Concentration and risks
Revenues	$ 21,335,698	$ 73,116,840	$ 7,467,645
Concentration risk (as a percent)	11.99%	54.52%	20.00%
Revenue | Company C | Customer risk
Concentration and risks
Revenues		$ 14,609,270
Concentration risk (as a percent)		10.89%
Revenue | Company D | Customer risk
Concentration and risks
Revenues	$ 51,013,296
Concentration risk (as a percent)	28.68%
Revenue | Company E | Customer risk
Concentration and risks
Revenues	$ 21,988,975
Concentration risk (as a percent)	12.36%
Revenue | Company F | Customer risk
Concentration and risks
Revenues	$ 28,417,379
Concentration risk (as a percent)	15.98%